[GREENBERG TRAURIG, LLP LETTERHEAD]




Fiorello J. Vicencio
Tel. 703.903.7530
Fax 703.714.8377
VicencioR@gtlaw.com




June 3, 2005

VIA FACSIMILE AND EDGAR

U.S. Securities and Exchange Commission
Division of Corporation Finance
450 Fifth Street, N.W.
Washington, D.C. 20549
Attn:   Jeffrey Riedler
        Assistant Director

RE:     LIGHTEN UP ENTERPRISES INTERNATIONAL, INC.
        PRELIMINARY INFORMATION STATEMENT FILED MAY 17, 2005
        DEFINITIVE INFORMATION STATEMENT FILED JUNE 3, 2005
        FILE NO. 0-50073

Dear Mr. Riedler:

Thank you for your May 24, 2005 comment letter regarding the above-captioned preliminary information statement of Lighten Up Enterprises International, Inc., a Nevada Corporation ("Registrant"). The Registrant has authorized us to confirm to you, on their behalf, the following changes that have been included in the above captioned definitive information statement in response to your comments, which are reproduced below for your convenience.

1. SEC Comment: In the "Principal Features of the Reincorporation" subsection of the information statement on page 10, you state that the discussion of the charter documents, bylaws and merger agreement is qualified in its entirety by reference to the documents themselves. You should summarize all of the material terms of the documents in the information statement, and state in the information statement that you have done so.

Response: The information statement summarizes all of the material terms of the referenced charter, bylaws and agreement and plan of merger, and the discussion has been revised to affirmatively so state.

2. SEC Comment: We note that one item you discuss is an increase in the number of authorized shares of common stock of the company. As to your common stock, please expand the disclosure to state the number of shares reserved for issuance under option plans, in connection with convertible securities, etc., and the number of shares available for issuance which have not been reserved.

Response: The disclosure has been revised to disclose the number of shares reserved for issuance under warrants, options and under the Registrant's stock incentive plan.

3. SEC Comment: You should also disclose whether or not there are any agreements, arrangements, plans or understandings with anyone to sell or issue any shares of common stock.

Response: The disclosure has been revised to confirm that there are no such agreements, arrangements, plans or understandings with anyone to sell or issue any shares of common stock.

4. SEC Comment: We note that you are attempting to incorporate by reference financial statements from your Form 10-K. It does not appear you are eligible to incorporate by reference without furnishing the financials as well as incorporating them by reference. Also, you should update the financials by furnishing your latest Form 10-Q.

Response: Copies of the Registrant's Form 10-KSB and Form 10-QSB (for the quarter ended March 31, 2005) will accompany the information statement distributed to stockholders. The discussion in the information statement has been revised to reflect this fact.

Please note that in addition to the above and other modifications, the Information Statement has been revised to provide notice and required disclosure concerning the ratification of the Registrant's new independent certifying auditors.

Should there be any questions, please feel free to call me at (703) 903-7530.

Thank you.


                                        Very truly yours,

                                        /s/ Fiorello J. Vicencio, Jr.
                                        Fiorello J. Vicencio, Jr.






cc:     Isaac Cohen
        Robert H. Cohen, Esq.